Annual Total Returns - BlackRock Cash Funds: Treasury (Premium) [BarChart] - Premium - BlackRock Cash Funds: Treasury - SL Agency Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	0.05%
Annual Return 2012	0.06%
Annual Return 2013	0.02%
Annual Return 2014	none
Annual Return 2015	0.03%
Annual Return 2016	0.30%
Annual Return 2017	0.82%
Annual Return 2018	1.79%
Annual Return 2019	2.15%
Annual Return 2020	0.43%